SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of consolidation and Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) company	Dec. 31, 2019 CNY (¥) company	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
ASSETS:
Cash and cash equivalents	$ 672,815		¥ 5,469,077	¥ 3,778,115	¥ 4,684,003
Term deposits	3,447		833,478		24,000
Other receivables, net	16,855		146,438		117,340
Loan receivables, net	111,822		593,943		778,480
Amounts due from related parties	7,181		146,273	20,356	50,000
Prepaid expenses and other assets	163,433		543,088		1,137,787
Contracts assets, net	3,566		12,642		24,824
Longterm investments	111,414		954,158	509,736	775,644
Operating lease right-of-use assets, net	17,494				121,791
Property, equipment and software, net	15,855		86,267		110,376
Goodwill, net	10,374		13,385	2,704	72,224
Intangible assets, net	10,554		44,733		73,476
Deferred tax assets, net	72,393		84,338		503,987
TOTAL ASSETS	1,275,583		9,107,961		8,880,364
Liabilities:
Deferred revenue	113,319		346,847		788,906
Payroll and welfare payable	5,982		38,890		41,646
Income tax payable	46,016		315,868		320,350
Accrued expenses and other liabilities	176,550		745,307		1,229,110
Operating lease liabilities	18,014				125,407
Amounts due to related parties	4,295		14,706	33,069	29,902
Deferred tax liabilities	2,473		9,003		17,215
TOTAL LIABILITIES	366,649		1,470,621		2,552,536
Net revenues	635,606	¥ 4,424,963	5,556,482	6,741,780
Net income (loss)	(309,352)	(2,153,645)	1,975,183	723,753
Net cash provided by (used in) operating activities	(61,629)	(429,047)	2,345,892	2,865,590
Net cash used in investing activities	(101,640)	(707,611)	(1,236,820)	(1,011,683)
Net cash provided by (used in) financing activities	$ 67,795	¥ 471,978	¥ 545,886	¥ 563,360
Percentage of net revenue contributed by VIE	97.30%	97.30%	94.86%	40.59%
Percentage of consolidated total assets contributed by VIE	69.29%	69.29%	70.31%
Percentage of consolidated total liabilities contributed by VIE	91.29%	91.29%	86.05%
VIEs
Risks in relation to the VIE structure
Number of PRC domestic companies | company	2	2
Number of wholly-owned foreign invested subsidiaries | company	2	2
ASSETS:
Cash and cash equivalents			¥ 4,310,737		2,766,981
Term deposits			5,000		24,000
Accounts receivable, net			178,350		267,277
Other receivables, net			83,469		81,525
Loan receivables, net			593,255		729,798
Amounts due from related parties			8,663		50,000
Prepaid expenses and other assets			458,833		1,085,197
Contracts assets, net			12,642		24,814
Longterm investments			569,066		293,441
Operating lease right-of-use assets, net					113,606
Property, equipment and software, net			72,696		95,783
Goodwill, net			7,351		72,224
Intangible assets, net			19,083		45,362
Deferred tax assets, net			84,338		503,078
TOTAL ASSETS			6,403,483		6,153,086
Liabilities:
Deferred revenue			280,512		772,340
Payroll and welfare payable			28,115		35,958
Income tax payable			297,785		303,684
Accrued expenses and other liabilities			639,557		1,056,128
Operating lease liabilities			0		119,005
Amounts due to related parties			14,702		29,902
Deferred tax liabilities			4,771		13,200
TOTAL LIABILITIES			1,265,442		¥ 2,330,217
Net revenues		¥ 4,305,272	5,270,948	¥ 3,554,288
Net income (loss)		(1,551,509)	2,702,469	314,448
Net cash provided by (used in) operating activities		(439,357)	2,906,094	155,520
Net cash used in investing activities		(1,315,875)	(803,155)	¥ (498,638)
Net cash provided by (used in) financing activities		¥ (5,188)	¥ 1,000